Equity and Net Loss Per Share (Details) - Schedule of Pro Forma Earnings Per Share post Stock Dividend basis - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Pro Forma Earnings Per Share post Stock Dividend basis [Abstract]
Net income per share, basic	$ 0.49		$ 2.09
Net income per share, diluted	$ 0.39		$ 1.52
Weighted average shares outstanding, basic	12,079,955		11,640,446
Weighted average shares outstanding, diluted	12,303,698		11,888,104